Subsequent Events	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Acquisitions

On February 1, 2013, we closed on the purchase of the 310-unit Milstead Village apartment community located in Kennesaw (Atlanta), Georgia. This property was previously a part of our Fund I Joint Venture.

Financings

On February 25, 2013, MAA and MAALP entered into distribution agreements with each of JP Morgan Securities, LLC, BMO Capital Markets Corp, KeyBanc Capital Markets Inc. and UBS Securities, LLC to sell up to 4,500,000 shares, in the aggregate, under the distribution agreements pursuant to MAA's at the market offering program.